Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	31,657,408	13,937,500	13,805,000
Common stock, shares outstanding	31,657,408	13,937,500	13,805,000
Previously Reported [Member]
Common stock, par value (in Dollars per share)		$ 0.0001
Common stock, shares authorized		100,000,000
Common stock, shares issued		13,937,500
Common stock, shares outstanding		13,937,500
Series A Convertible Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	8,000	8,000	8,000
Preferred stock, shares issued	1,000	8,000	0
preferred stock, shares outstanding	1,000	8,000	0
Series A Convertible Preferred Stock | Previously Reported [Member]
Preferred stock, par value (in Dollars per share)		$ 0.0001
Preferred stock, shares authorized		8,000
Preferred stock, shares issued		8,000
preferred stock, shares outstanding		8,000